Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Operating revenues
Drilling - U.S. Land	$ 718,463			$ 741,791						$ 1,608,510	$ 1,473,465	$ 3,099,954	$ 2,785,449	$ 2,678,475
Drilling - Offshore	62,626			63,276						132,099	122,330	250,811	221,863	189,086
Drilling - International Land	98,222			85,533						191,107	180,874	355,532	366,841	270,027
Other	3,741			2,830						7,921	5,913	13,410	13,461	14,214
Total operating revenues	883,052	$ 985,038	$ 952,087	893,430	$ 889,152	$ 864,536	$ 840,197	$ 838,309	$ 844,572	1,939,637	1,782,582	3,719,707	3,387,614	3,151,802
Operating costs and expenses
Operating costs, excluding depreciation	469,328			480,167						1,023,571	954,215	2,009,912	1,852,768	1,750,510
Depreciation	149,708			123,963						287,321	244,200	523,549	455,623	387,549
Research and development	4,857			3,625						9,015	7,882	15,905	15,235	16,060
General and administrative	34,902			34,431						67,809	66,674	135,139	126,250	107,307
Income from asset sales	(2,915)			(4,098)						(7,070)	(9,762)	(19,585)	(18,923)	(19,223)
Total operating costs and expenses	655,880			638,088						1,380,646	1,263,209	2,664,920	2,430,953	2,242,203
Operating income from continuing operations	227,172	263,502	271,912	255,342	264,031	243,234	239,960	232,920	240,547	558,991	519,373	1,054,787	956,661	909,599
Other income (expense):
Interest and dividend income	2,549			490						2,834	943	1,583	1,653	1,380
Interest expense	(2,471)			(1,725)						(3,032)	(2,919)	(4,654)	(6,129)	(8,653)
Gain on sale of investment securities				21,352							21,352	45,234	162,121
Other	55			(32)						369	(377)	(636)	(9)	254
Total other income (expense)	133			20,085						171	18,999	41,527	157,636	(7,019)
Income from continuing operations before income taxes	227,305			275,427						559,162	538,372	1,096,314	1,114,297	902,580
Income tax provision	77,769			100,838						206,569	190,601	387,548	392,844	328,971
Income from continuing operations	149,536	168,705	192,290	174,589	173,182	159,797	250,978	151,067	159,611	352,593	347,771	708,766	721,453	573,609
Income from discontinued operations before income taxes	(76)			2,786						(91)	2,786	2,758	14,701	7,355
Income tax provision	(77)			2,805						(77)	2,805	2,805	(485)	(81)
Loss from discontinued operations	1			(19)						(14)	(19)	(47)	15,186	7,436
Net income	$ 149,537	$ 168,688	$ 192,279	$ 174,570	$ 173,182	$ 159,797	$ 266,159	$ 151,080	$ 159,603	$ 352,579	$ 347,752	$ 708,719	$ 736,639	$ 581,045
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.38	$ 1.55	$ 1.77	$ 1.61	$ 1.61	$ 1.49	$ 2.35	$ 1.41	$ 1.50	$ 3.25	$ 3.22	$ 6.54	$ 6.75	$ 5.35
Income from discontinued operations (in dollars per share)													0.14	0.07
Net income (in dollars per share)	1.38	1.55	1.77	1.61	1.61	1.49	2.49	1.41	1.50	3.25	3.22	6.54	6.89	5.42
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	1.37	1.53	1.75	1.59	1.59	1.47	2.32	1.39	1.48	3.23	3.17	6.46	6.65	5.27
Income from discontinued operations (in dollars per share)													0.14	0.07
Net income (in dollars per share)	$ 1.37	$ 1.53	$ 1.75	$ 1.59	$ 1.59	$ 1.47	$ 2.46	$ 1.39	$ 1.48	$ 3.23	$ 3.17	$ 6.46	$ 6.79	$ 5.34
Weighted average shares outstanding (in thousands):
Basic (in shares)	107,646			107,692						107,812	107,417	107,800	106,286	106,819
Diluted (in shares)	108,370			109,081						108,620	108,945	109,141	107,879	108,377